Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 24, 2017
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Mar. 24, 2017
Document Effective Date	Mar. 24, 2017
Prospectus Date	Aug. 29, 2016
AllianzGI Emerging Markets Opportunities Fund | A
Prospectus:
Trading Symbol	AOTAX
AllianzGI Emerging Markets Opportunities Fund | C
Prospectus:
Trading Symbol	AOTCX
AllianzGI Emerging Markets Opportunities Fund | Institutional
Prospectus:
Trading Symbol	AOTIX
AllianzGI Emerging Markets Opportunities Fund | P
Prospectus:
Trading Symbol	AEMPX
AllianzGI Emerging Markets Opportunities Fund | R6
Prospectus:
Trading Symbol	AEMOX